Long-Term Debt - Additional Information - Other (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.19%	2.48%
Foreign exchange gains (losses)	$ 28,401,000	$ (15,832,000)	$ (8,244,000)
Aggregate annual long-term debt principal repayments,2015	157,200,000
Aggregate annual long-term debt principal repayments,2016	102,300,000
Aggregate annual long-term debt principal repayments,2017	202,000,000
Aggregate annual long-term debt principal repayments,2018	773,600,000
Aggregate annual long-term debt principal repayments,2019	71,100,000
Aggregate annual long-term debt principal repayments,thereafter	617,900,000
Long-term debt	1,924,124,000	1,777,507,000		963,000,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Number of subsidiaries maintaining restricted cash deposits	2
Minimum liquidity cash and cash equivalents	50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents	5.00%
Percentage of vessel value to outstanding loan Principal balance	115.00%
Vessel [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	158.00%
Minimum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Loan Arrangement [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Long-term debt	188,400,000
Loan Arrangement [Member] | U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 95,600,000